Document and Entity Information	Nov. 02, 2021
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	RI
Amendment Flag	false
Entity Central Index Key	0001828108
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	Reinvent Technology Partners Y
Entity File Number	001-40216
Entity Tax Identification Number	98-1562265
Entity Address, Address Line One	215 Park Avenue
Entity Address, Address Line Two	Floor 11
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(212)
Local Phone Number	457-1272
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Eighth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-eighth of one redeemable warrant
Trading Symbol	RTPYU
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	RTPY
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	RTPYW
Security Exchange Name	NYSE